Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.10

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2024090515	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	C	A	C	A	XXX	Undisclosed non-arm's length transaction	No	Possible NAL:XXX, Loan Officer : Similar name to XXX. Fraud Report reports possible XXX. XXX to provide LOE stating relationship, if any, with Loan Officer above.May be subject to additional conditions upon review.	XXX Client provided a signed LOX from LO that they are XXX relation to borrowers	Condition satisfied	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Reserves sourced:Months XXX Reserves (Qual Rate)XXX Cash Reserves$XXX Required:XXX months XXX, met

XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX qualifying score

2024090515	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	XXX	Application is incomplete	No	The lender is required to document that the borrower does not qualify for a XXX loan or has chosen a XXX loan program; please provide.	XXX Client provided an LOX that Borrowers were aware of options and chose this program	Condition satisfied	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Reserves sourced:Months XXX Reserves (Qual Rate)XXX Cash Reserves$XXX Required:XXX months XXX, met

XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX qualifying score

2024090515	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	D	A	D	A	XXX	Missing lender's loan approval/underwriting form	No	Provide 1008	XXX Client provided the 1008	Condition satisfied	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Reserves sourced:Months PITI Reserves (Qual Rate)XXX Cash Reserves$XXX Required:XXX months PITI, met

XXX: LTV below guideline requirements
- XXX Comments:  XXX% LTV

XXX: Credit score exceeds guidelines
- XXX Comments:  XXX qualifying score

2024090711	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	XXX	Asset Verification In File is Incomplete Per Requirements	No	Documentation to confirm the $XXX on the closing disclosure was from the XXX (XXX) on the gift letter was not in the file.	(No Data)	XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines - XXX Comments: XXX qualifying score is XXX+ points > requirement. XXX: LTV below guideline requirements - XXX Comments: XXX% LTV is low.
2024090711	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	DTI	Waived	C	B	C	B	XXX	Debt Ratio > XXX%	No	According to the underwriting guidelines, the maximum DTI allowed is XXX%. In this case, the DTI is XXX%, which exceeds the required guidelines. The increase is due to the lender did not include the XXX XXX ($XXX & $XXX). A supplement was in file showing XXX XXX with XXX but they don't appear to be the same as ones on the original credit report as the open dates, credit limits and account numbers are not the same.	(No Data)	XXX Exception provided.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines - XXX Comments: XXX qualifying score is XXX+ points > requirement. XXX: LTV below guideline requirements - XXX Comments: XXX% LTV is low.
2024090711	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXX	Missing verbal VOE required by guidelines	No	The VVOE for the borrower dated within XXX business days prior to the note date were not in the file.	(No Data)	XXX document received clears issue	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines - XXX Comments: XXX qualifying score is XXX+ points > requirement. XXX: LTV below guideline requirements - XXX Comments: XXX% LTV is low.
2024090711	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXX	Employment verification does not meet guidelines	No	The VVOE for co-borrower dated within XXX business days prior to the note was not in the file.	(No Data)	XXX document received clears issue	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines - XXX Comments: XXX qualifying score is XXX+ points > requirement. XXX: LTV below guideline requirements - XXX Comments: XXX% LTV is low.
2024090711	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	XXX	Loan documents do not meet guideline requirements	No	According to the underwriting guidelines, pending XXX may be accepted on a case-by-case basis on a non-warrantable XXX. In this case, the XXX association has pending litigation per the XXX.	The file includes an approved exception dated XXX for the XXX.	(No Data)	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines - XXX Comments: XXX qualifying score is XXX+ points > requirement. XXX: LTV below guideline requirements - XXX Comments: XXX% LTV is low.